Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 100 Houston, TX 77046

713 626 1919 www.invesco.com
November 19, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK No. 0000909466
Ladies and Gentlemen:
On behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A and Class Y shares of Invesco Van Kampen Municipal Income Fund and Invesco Van Kampen New York Tax Free Income Fund.

•	Class A, Class B, Class C, and Class Y shares of Invesco Van Kampen Intermediate Term Municipal Income Fund and Invesco Van Kampen Municipal Income Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.5770.
Very truly yours,

/s/ Melanie Ringold
Melanie Ringold
Counsel